Average Annual Total Returns{- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-04 - Fidelity Advisor Multi-Asset Income Fund	Fidelity Multi-Asset Income Fund Return Before Taxes Past 1 year	Fidelity Multi-Asset Income Fund Return Before Taxes Since Inception		Fidelity Multi-Asset Income Fund After Taxes on Distributions Past 1 year	Fidelity Multi-Asset Income Fund After Taxes on Distributions Since Inception		Fidelity Multi-Asset Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Multi-Asset Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F1878 Past 1 year	F1878 Since Inception
Total	16.55%	14.09%	[1]	15.13%	12.86%	[1]	10.02%	10.51%	[1]	7.51%	6.46%	[1]	13.66%	11.81%	[1]

[1]	(a)From March 28, 2018